Consolidated Balance Sheets - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash (including cash of VIEs of RMB12,032 and RMB397,948 as of December 31, 2015 and 2016, respectively)	¥ 1,811,319	¥ 924,498
Restricted cash (including restricted cash of VIEs of RMB nil and RMB10,091 as of December 31, 2015 and 2016, respectively)	27,673	6,425
Accounts receivable, net of allowance for doubtful accounts (including accounts receivables, net of allowance for doubtful accounts of VIEs of RMB3,847 and RMB172,538 as of December 31, 2015 and 2016, respectively)	198,851	111,013
Value-added-tax ("VAT") recoverable (including VAT recoverable of VIEs of RMB1,389 and RMB13,399 as of December 31, 2015 and 2016, respectively)	72,958	59,680
Prepaid expenses (including prepaid expenses of VIEs of RMB5,173 and RMB28,466 as of December 31, 2015 and 2016, respectively)	50,361	51,395
Other current assets (including other current asset of VIEs of RMB234 and RMB1,201 as of December 31, 2015 and 2016, respectively)	49,151	33,688
Total current assets	2,210,313	1,186,699
Property and equipment, net (including property and equipment, net of VIEs of RMB5,830 and RMB1,421,036 as of December 31, 2015 and 2016, respectively)	4,322,891	2,512,687
Intangible assets, net (including intangible assets, net of VIEs of RMB nil and RMB54,558 as of December 31, 2015 and 2016, respectively)	92,569	46,935
Prepaid land use rights, net	26,792	27,408
Goodwill	1,341,087	1,294,664	¥ 1,294,664
Deferred tax assets (including deferred tax assets of VIEs of RMB nil and RMB8,178 as of December 31, 2015 and 2016, respectively)	12,626	2,363
VAT recoverable (including VAT recoverable of VIEs of nil and RMB12,094 as of December 31, 2015 and 2016, respectively)	98,863	0
Other non-current assets (including other non-current assets of VIEs of RMB nil and RMB36,357 as of December 31, 2015 and 2016, respectively)	98,725	57,516
Total assets	8,203,866	5,128,272
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of VIEs of RMB nil and RMB413,600 as of December 31, 2015 and 2016, respectively)	628,478	428,218
Accounts payable (including accounts payable of VIEs of RMB 4,151 and RMB 152,192 as of December 31, 2015 and 2016, respectively)	513,543	215,658
Accrued expenses and other payables (including accrued expenses and other payables of VIEs of RMB 1,802 and RMB125,989 as of December 31, 2015 and 2016 respectively)	207,950	118,316
Due to a related party		67,604
Deferred revenue (including deferred revenue of VIEs of RMB 8,992 and RMB30,033 as of December 31, 2015 and 2016, respectively)	40,657	46,508
Capital lease and other financing obligations, current (including capital lease and other financing obligations, current of VIEs of RMB nil and RMB55,311 as of December 31, 2015 and 2016, respectively)	88,593	48,745
Total current liabilities	1,479,221	925,049
Long-term borrowings, excluding current portion	1,509,676	958,264
Convertible bonds payable	1,040,550	648,515
Capital lease and other financing obligations, non-current (including capital lease and other financing obligations, non-current of VIEs of RMB nil and RMB631,874 as of December 31, 2015 and 2016, respectively)	1,022,959	424,939
Deferred tax liabilities (including deferred tax liabilities of VIEs of RMB nil and RMB39,426 as of December 31, 2015 and 2016, respectively)	53,280	37,691
Other long-term liabilities (including other long-term liabilities of VIEs of RMB nil and RMB8,717 as of December 31, 2015 and 2016, respectively)	111,706	79,005
Total liabilities	5,217,392	3,073,463
Redeemable preferred shares (US$0.00005 par value; 350,563,436 shares authorized; 349,087,677 shares issued and outstanding with aggregate redemption amount of RMB2,277,059 as of December 31, 2015)		2,395,314
Shareholders' Equity (deficit)
Ordinary shares (US$0.00005 par value; 675,636,564 and 2,002,000,000 shares authorized; 217,987,922 and 760,009,043 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	260	76
Additional paid-in capital	4,036,959	303,621
Accumulated other comprehensive loss	(192,080)	(61,949)
Accumulated deficit	(858,665)	(582,253)
Total shareholders' equity (deficit)	2,986,474	(340,505)	¥ (16,565)	¥ (301,199)
Total liabilities, redeemable preferred shares and shareholders' equity (deficit)	¥ 8,203,866	¥ 5,128,272